Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 21, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	ATWOOD OCEANICS INC
Entity Central Index Key	0000008411
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		64,960,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	atw
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 3,000,000,000